Investments In Joint Ventures and Associates - Schedule (Loss) profit Sharing in Joint Ventures and Associates (Detail) - MXN ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021
Disclosure of Investments in Associates and Other [Line Items]
Profit (loss) sharing in joint ventures and associates, net	$ 71,201	$ 41,601	$ 232,349	$ (3,166,683)
Administración Portuaria Integral de Dos Bocas, S. A. de C.V.
Disclosure of Investments in Associates and Other [Line Items]
Profit (loss) sharing in joint ventures and associates, net	18,813	(43,906)	21,014	(79,083)
Sierrita Gas Pipeline LLC
Disclosure of Investments in Associates and Other [Line Items]
Profit (loss) sharing in joint ventures and associates, net	16,171	33,339	97,616	100,215
Ductos el Peninsular, S. A. P. I. de C. V.
Disclosure of Investments in Associates and Other [Line Items]
Profit (loss) sharing in joint ventures and associates, net	(396)	(16)	(370)	(18)
Other-net
Disclosure of Investments in Associates and Other [Line Items]
Profit (loss) sharing in joint ventures and associates, net	20,951	24,178	62,934	64,601
Deer Park Refining Limited Partnership
Disclosure of Investments in Associates and Other [Line Items]
Profit (loss) sharing in joint ventures and associates, net	0	4,351	0	(3,320,804)
Frontera Brownsville, LLC.
Disclosure of Investments in Associates and Other [Line Items]
Profit (loss) sharing in joint ventures and associates, net	9,628	6,385	17,056	30,500
Texas Frontera, LLC.
Disclosure of Investments in Associates and Other [Line Items]
Profit (loss) sharing in joint ventures and associates, net	3,568	4,904	10,824	18,366
CH4 Energía, S. A. de C.V.
Disclosure of Investments in Associates and Other [Line Items]
Profit (loss) sharing in joint ventures and associates, net	$ 2,466	$ 12,366	$ 23,275	$ 19,540